INCOME TAX - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Federal operating loss carryforwards			$ 0	$ 0
Valuation allowances			$ 187,264	$ 274,031
Effective income tax rate (in percent)	106.98%	27.76%	43.40%	32.10%
Statutory federal income tax rate (in percent)	21.00%		21.00%	21.00%